Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

8. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table sets forth the changes in the carrying amount of goodwill for fiscal 2019:

(Amounts in US$'s)	Total
Balance at January 10, 2019 (inception)	$—
Acquisitions	56,386,796
Balance at December 31, 2019	$56,386,796

The following table sets forth the gross carrying amounts and accumulated amortization of the Company's intangible assets as of December 31, 2019:

(Amounts in US$'s)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trade names	$5,643,204	$(489,222)	$5,153,982
Technology	32,800,000	(4,308,333)	28,491,667
Customer relationships	15,110,792	(2,054,894)	13,055,898
Intellectual property	3,729,537	(51,799)	3,677,738
Noncompete	937,249	(39,052)	898,197
Total definite-lived intangible assets	$58,220,782	$(6,943,300)	$51,277,482

The following table sets forth the amortization expense (actual and estimated) for intangible assets, assuming no additional amortizable intangible assets, for fiscal 2019 and each of the following five years:

	Actual	Estimated
(Amounts in US$'s)	2019	2020	2021	2022	2023	2024
Amortization expense	$6,943,300	$10,385,211	$10,346,159	$9,916,587	$9,916,587	$7,861,692